Nature of Expense	12 Months Ended
Mar. 31, 2025
Expenses by nature [abstract]
Nature of Expense
26.
Nature of Expense

The following table shows supplemental information related to certain “nature of expense” items for the years ended March 31, 2025, 2024 and 2023:

Employee benefits	For the Year Ended March 31,
	2025		2024		2023
Cost of revenues	Rs.	15,662	Rs.	15,101	Rs.	13,571
Selling, general and administrative expenses		33,805		29,235		27,505
Research and development expenses		6,333		5,964		5,389
	Rs.	55,800	Rs.	50,300	Rs.	46,465

	For the Year Ended March 31,
Depreciation	2025		2024		2023
Cost of revenues	Rs.	7,111	Rs.	6,742	Rs.	6,111
Selling, general and administrative expenses		2,099		1,707		1,511
Research and development expenses		1,295		1,127		993
	Rs.	10,505	Rs.	9,576	Rs.	8,615

	For the Year Ended March 31,
Amortization	2025		2024		2023
Cost of revenues	Rs.	-	Rs.	-	Rs.	-
Selling, general and administrative expenses		6,502		5,220		3,997
Research and development expenses		51		45		24
	Rs.	6,553	Rs.	5,265	Rs.	4,021

In addition, for details relating to costs of material consumed, refer to Note 10 of these consolidated financial statements.